ACQUISITIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table summarizes the final purchase price consideration and the allocation of the purchase price to the net assets acquired:

					Contingent
	Common Stock			Acquired	Consideration	Total
	Shares	Value	Cash	Backlog	Adjustment	Consideration

	(in thousands)
Omni	1,049	$4,079	$6,655	$103	$(329)	$10,508
Practicare	293	1,137	2,394	17	(242)	3,306
CastleRock	359	1,395	2,339	28	-	3,762
Total	1,701	$6,611	$11,388	$148	$(571)	$17,576

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
We engaged a third-party valuation specialist to assist the Company in valuing the assets from our acquisition of the Acquired Businesses. The results of the valuation analysis are presented below:

Customer contracts and relationships	$8,225,000
Non-compete agreements	925,000
Tangible assets	61,256
Acquired backlog	148,408
Goodwill	8,216,336
Total purchase consideration	$17,576,000

Business Acquisition, Pro Forma Information [Table Text Block]
The March 31, 2014 pro forma net loss was adjusted to exclude $30,000 of acquisition-related costs incurred during the quarter then ended.

For the quarter ended March 31, 2014

Total revenue	$7,174,440
Net loss	$(1,659,542)
Net loss per share	$(0.33)

Metro Medical Management Services, Inc. [Member]
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
Cash paid on date of acquisition	$275,000
Promissory note payable to Metro Medical	1,225,000
Total purchase consideration	$1,500,000

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]	The results of the valuation are presented below:
Customer contracts and relationships	$904,000
Non-compete agreement	252,000
Goodwill	344,000
$1,500,000

Business Acquisition, Pro Forma Information [Table Text Block]
	For the year ended December 31,
	2014	2013
Total revenue	$29,215,097	$28,423,215
Net loss	$(6,853,392)	$(5,660,681)
Net loss per share	$(0.97)	$(1.11)

Acquired Businesses [Member]
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table summarizes the final purchase price consideration and the allocation of the purchase price to the net assets acquired:

					Contingent
	Common Stock			Acquired	Consideration	Total
	Shares	Value	Cash	Backlog	Adjustment	Consideration
	(in thousands)
Omni	1,049	$4,079	$6,655	$103	$(329)	$10,508
Practicare	293	1,137	2,394	17	(242)	3,306
CastleRock	359	1,395	2,339	28	-	3,762
Total	1,701	$6,611	$11,388	$148	$(571)	$17,576

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The results of the valuation analysis are presented below:

Customer contracts and relationships	$8,225,000
Non-compete agreements	925,000
Tangible assets	61,256
Acquired backlog	148,408
Goodwill	8,216,336
Total purchase consideration	$17,576,000